Schedule of Investments
AllianzGI Diversified Income & Convertible Fund
April 30, 2020 (unaudited)

Principal Amount (000s)		Value^
CONVERTIBLE BONDS & NOTES - 68.5%
Aerospace & Defense - 0.4%
$555	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23 (g)	$910,204

Airlines - 0.6%
1,340	Southwest Airlines Co., 1.25%, 5/1/25	1,485,607

Auto Components - 0.4%
980	Meritor, Inc., 3.25%, 10/15/37	943,250

Auto Manufacturers - 2.5%
	Tesla, Inc. (g),
1,375	1.25%, 3/1/21	3,038,598
1,020	2.00%, 5/15/24	2,646,441
		5,685,039

Banks - 1.7%
655	Barclays Bank PLC, zero coupon, 2/4/25 (g)	768,263
930	BofA Finance LLC, 0.125%, 9/1/22 (g)	966,922
1,985	JPMorgan Chase Bank N.A., 0.125%, 1/1/23 (a)(b)(g)	2,131,159
		3,866,344

Biotechnology - 5.6%
2,290	BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24 (g)	2,461,455
2,700	Exact Sciences Corp., 0.375%, 3/15/27 (g)	2,634,162
1,300	Halozyme Therapeutics, Inc., 1.25%, 12/1/24 (a)(b)(g)	1,494,529
1,755	Insmed, Inc., 1.75%, 1/15/25 (g)	1,656,281
770	Karyopharm Therapeutics Inc., 3.00%, 10/15/25 (g)	1,272,779
985	NeoGenomics, Inc., 1.25%, 5/1/25	996,081
	PTC Therapeutics, Inc. (g),
815	1.50%, 9/15/26 (a)(b)	986,088
1,150	3.00%, 8/15/22	1,327,728
		12,829,103

Commercial Services - 2.9%
675	2U, Inc., 2.25%, 5/1/25 (a)(b)	688,565
1,750	Chegg, Inc., 0.125%, 3/15/25	1,844,758
925	FTI Consulting, Inc., 2.00%, 8/15/23 (g)	1,282,371
	Square, Inc.,
1,045	0.125%, 3/1/25 (a)(b)	968,584
1,690	0.50%, 5/15/23 (g)	1,903,362
		6,687,640

Computers - 1.8%
2,855	Lumentum Holdings, Inc., 0.50%, 12/15/26 (a)(b)(g)	3,028,756
1,155	Pure Storage, Inc., 0.125%, 4/15/23	1,066,180
		4,094,936

Electronics - 0.7%
1,700	SMART Global Holdings, Inc., 2.25%, 2/15/26 (a)(b)(g)	1,502,375

Energy-Alternate Sources - 0.7%
1,780	Enphase Energy, Inc., 0.25%, 3/1/25 (a)(b)(g)	1,631,938

Engineering & Construction - 0.4%
830	KBR, Inc., 2.50%, 11/1/23	880,319

Equity Real Estate Investment Trusts (REITs) - 0.7%
1,670	Blackstone Mortgage Trust, Inc., 4.375%, 5/5/22 (g)	1,506,831

Healthcare-Products - 4.5%
905	CONMED Corp., 2.625%, 2/1/24 (g)	960,997
2,815	Insulet Corp., 0.375%, 9/1/26 (a)(b)(g)	3,172,153
1,295	NanoString Technologies, Inc., 2.625%, 3/1/25 (a)(b)(g)	1,256,901
1,280	Natera, Inc., 2.25%, 5/1/27 (a)(b)	1,524,955
	Nevro Corp.,
370	1.75%, 6/1/21 (g)	495,165
605	2.75%, 4/1/25	811,078
1,860	Repligen Corp., 0.375%, 7/15/24 (g)	2,219,305
		10,440,554

Healthcare-Services - 1.4%
490	Anthem, Inc., 2.75%, 10/15/42 (g)	1,918,644
405	Teladoc Health, Inc., 1.375%, 5/15/25 (g)	1,252,688
		3,171,332
Home Builders - 0.8%
1,870	Winnebago Industries, Inc., 1.50%, 4/1/25 (a)(b)(g)	1,772,947

Internet - 6.4%
1,215	Booking Holdings, Inc., 0.75%, 5/1/25 (a)(b)	1,376,961
1,695	Etsy, Inc., 0.125%, 10/1/26 (a)(b)(g)	1,725,894
1,845	IAC Financeco 2, Inc., 0.875%, 6/15/26 (a)(b)(g)	1,894,584
2,280	Okta, Inc., 0.125%, 9/1/25 (a)(b)(g)	2,418,613
1,800	Proofpoint, Inc., 0.25%, 8/15/24 (a)(b)(g)	1,872,849
3,035	Snap, Inc., 0.75%, 8/1/26 (a)(b)(g)	3,151,057
1,875	Zillow Group, Inc., 1.375%, 9/1/26 (a)(b)(g)	2,203,417
		14,643,375

Iron/Steel - 0.3%
1,020	Cleveland-Cliffs, Inc., 1.50%, 1/15/25 (g)	749,625

Leisure Time - 0.5%
1,180	Callaway Golf Co., 2.75%, 5/1/26 (a)(b)	1,226,663

Machinery-Diversified - 0.6%
1,550	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)	1,394,524

Media - 2.6%
	DISH Network Corp. (g),
765	2.375%, 3/15/24	646,059
2,600	3.375%, 8/15/26	2,114,060
	Liberty Media Corp. (g),
1,405	1.375%, 10/15/23	1,471,760
1,975	2.75%, 12/1/49 (a)(b)	1,850,492
		6,082,371

Mining - 0.5%
910	SSR Mining, Inc., 2.50%, 4/1/39	1,114,750

Oil, Gas & Consumable Fuels - 1.8%
1,335	CNX Resources Corp., 2.25%, 5/1/26 (a)(b)	1,347,389
1,695	EQT Corp., 1.75%, 5/1/26 (a)(b)	1,904,333
840	Helix Energy Solutions Group, Inc., 4.125%, 9/15/23 (g)	628,445
1,260	Transocean, Inc., 0.50%, 1/30/23 (g)	270,900
		4,151,067

Pharmaceuticals - 3.3%
1,445	DexCom, Inc., 0.75%, 12/1/23 (g)	3,047,391
105	Flexion Therapeutics, Inc., 3.375%, 5/1/24	78,712
1,385	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (g)	1,825,603
455	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (g)	639,795
550	Sarepta Therapeutics, Inc., 1.50%, 11/15/24 (g)	971,300
960	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C (g)	914,278
		7,477,079

Retail - 1.3%
1,480	Burlington Stores, Inc., 2.25%, 4/15/25 (a)(b)	1,575,749
710	Guess?, Inc., 2.00%, 4/15/24 (a)(b)	457,506
	RH (g),
475	zero coupon, 6/15/23	464,016
610	zero coupon, 9/15/24 (a)(b)	557,008
		3,054,279

Semiconductors - 5.8%
150	Advanced Micro Devices, Inc., 2.125%, 9/1/26	983,218
1,410	Cree, Inc., 1.75%, 5/1/26 (a)(b)	1,613,580
	Inphi Corp.,
185	0.75%, 9/1/21	324,559
1,575	0.75%, 4/15/25 (a)(b)	1,665,373
3,610	Microchip Technology, Inc., 1.625%, 2/15/27 (g)	4,520,370
135	Micron Technology, Inc., 3.125%, 5/1/32, Ser. D	649,158
90	Novellus Systems, Inc., 2.625%, 5/15/41	719,094
	ON Semiconductor Corp.,
595	1.00%, 12/1/20	626,860
950	1.625%, 10/15/23 (g)	1,037,643
630	Teradyne, Inc., 1.25%, 12/15/23 (g)	1,286,161
		13,426,016

Software - 17.0%
2,665	Akamai Technologies, Inc., 0.125%, 5/1/25 (g)	3,175,926
955	Alteryx, Inc., 1.00%, 8/1/26 (a)(b)(g)	905,435
1,300	Atlassian, Inc., 0.625%, 5/1/23 (g)	2,526,757
1,540	Bandwidth Inc,, 0.25%, 3/1/26 (a)(b)(g)	1,688,073
1,455	Coupa Software, Inc., 0.125%, 6/15/25 (a)(b)(g)	1,857,371
1,230	DocuSign, Inc., 0.50%, 9/15/23 (g)	1,922,613
975	Envestnet, Inc., 1.75%, 6/1/23 (g)	1,088,344
1,620	Everbridge, Inc., 0.125%, 12/15/24 (a)(b)(g)	1,917,829
480	Five9, Inc., 0.125%, 5/1/23 (g)	1,097,424
1,470	i3 Verticals LLC, 1.00%, 2/15/25 (a)(b)(g)	1,269,084
1,060	j2 Global, Inc., 1.75%, 11/1/26 (a)(b)(g)	997,010
2,280	MongoDB, Inc., 0.25%, 1/15/26 (a)(b)(g)	2,392,128
955	Nuance Communications, Inc., 1.25%, 4/1/25 (g)	1,155,550
1,740	Pegasystems, Inc., 0.75%, 3/1/25 (a)(b)(g)	1,690,913
605	RealPage, Inc., 1.50%, 11/15/22 (g)	971,153
3,275	RingCentral, Inc., zero coupon, 3/1/25 (a)(b)(g)	3,175,041
785	Sea Ltd., 1.00%, 12/1/24 (a)(b)(g)	1,012,867
1,035	ServiceNow, Inc., zero coupon, 6/1/22 (g)	2,718,321
1,125	Slack Technologies, Inc., 0.50%, 4/15/25 (a)(b)	1,251,929
2,095	Splunk, Inc., 1.125%, 9/15/25 (g)	2,456,832
460	Twilio, Inc., 0.25%, 6/1/23	765,462
1,035	Workday, Inc., 0.25%, 10/1/22 (g)	1,271,275
1,625	Zynga, Inc., 0.25%, 6/1/24 (a)(b)(g)	1,812,891
		39,120,228

Telecommunications - 3.3%
1,415	GCI Liberty, Inc., 1.75%, 9/30/46 (a)(b)(g)	1,957,199
1,265	Infinera Corp., 2.125%, 9/1/24 (g)	1,136,419
845	InterDigital, Inc., 2.00%, 6/1/24 (a)(b)	855,521
2,030	Viavi Solutions, Inc., 1.00%, 3/1/24 (g)	2,285,019
1,600	Vonage Holdings Corp., 1.75%, 6/1/24 (a)(b)	1,442,315
		7,676,473
Total Convertible Bonds & Notes (cost-$155,852,132)		157,524,869

Shares
COMMON STOCK - 34.9%
Aerospace & Defense - 0.2%
3,400	Boeing Co.	479,468

Banks - 0.3%
4,911	CCF Holdings LLC, Class A (cost—$0; purchased 12/18/18) (d)(f)(h)(i)	—†
5,357	CCF Holdings LLC, Class B (cost—$0; purchased 12/12/18) (d)(f)(h)(i)	1
7,600	JPMorgan Chase & Co.	727,776
		727,777

Beverages - 0.5%
9,000	PepsiCo, Inc. (g)	1,190,610

Biotechnology - 1.7%
13,200	AbbVie, Inc.	1,085,040
1,900	Biogen, Inc. (g)(i)	563,977
11,300	Gilead Sciences, Inc.	949,200
5,300	Vertex Pharmaceuticals, Inc. (i)	1,331,360
		3,929,577

Capital Markets - 0.7%
15,200	Charles Schwab Corp.	573,344
3,700	S&P Global, Inc. (g)	1,083,656
		1,657,000

Chemicals - 0.2%
16,600	Chemours Co.	194,718
3,800	Dow, Inc. (i)	139,422
3,800	DuPont de Nemours, Inc.	178,676
		512,816

Communications Equipment - 0.5%
25,100	Cisco Systems, Inc.	1,063,738

Diversified Telecommunication Services - 0.0%
32,499	Frontier Communications Corp. (i)	2,782

Entertainment - 0.8%
4,300	Netflix, Inc. (g)(i)	1,805,355

Equity Real Estate Investment Trusts (REITs) - 0.6%
2,500	American Tower Corp.	595,000
4,300	Crown Castle International Corp. (g)	685,549
		1,280,549

Food & Staples Retailing - 1.1%
4,100	Costco Wholesale Corp. (g)	1,242,300
32,900	Kroger Co. (g)	1,039,969
7,900	Walgreens Boots Alliance, Inc.	341,991
		2,624,260

Healthcare Equipment & Supplies - 1.2%
3,400	Align Technology, Inc. (i)	730,490
25,500	Boston Scientific Corp. (i)	955,740
2,000	Intuitive Surgical, Inc. (i)	1,021,760
		2,707,990

Healthcare Providers & Services - 1.2%
5,100	McKesson Corp.	720,375
6,700	UnitedHealth Group, Inc. (g)	1,959,549
		2,679,924

Hotels, Restaurants & Leisure - 1.0%
5,900	McDonald’s Corp.	1,106,604
11,500	Starbucks Corp.	882,395
4,200	Wynn Resorts Ltd.	359,226
		2,348,225

Household Durables - 0.3%
15,000	DR Horton, Inc. (g)	708,300

Industrial Conglomerates - 0.7%
3,500	3M Co.	531,720
7,300	Honeywell International, Inc.	1,035,870
		1,567,590

Insurance - 0.2%
5,900	Progressive Corp.	456,070

Interactive Media & Services - 2.4%
2,250	Alphabet, Inc., Class A (i)	3,030,075
11,800	Facebook, Inc., Class A (g)(i)	2,415,578
		5,445,653

Internet & Direct Marketing Retail - 1.8%
3,100	Alibaba Group Holding Ltd., ADR (g)(i)	628,277
1,375	Amazon.com, Inc. (i)	3,401,750
		4,030,027

IT Services - 3.2%
12,000	Fiserv, Inc. (g)(i)	1,236,720
6,000	International Business Machines Corp. (g)	753,360
6,050	Mastercard, Inc., Class A	1,663,569
9,600	PayPal Holdings, Inc. (i)	1,180,800
14,200	Visa, Inc., Class A (g)	2,537,824
		7,372,273

Life Sciences Tools & Services - 0.7%
4,525	Thermo Fisher Scientific, Inc. (g)	1,514,427

Machinery - 0.6%
9,100	Caterpillar, Inc.	1,059,058
3,000	Deere & Co. (g)	435,180
		1,494,238

Media - 0.2%
14,800	Comcast Corp., Class A	556,924
13,574	LiveStyle, Inc. (d)(f)(i)(j)	1
		556,925

Multi-Line Retail - 0.7%
6,300	Dollar General Corp. (g)	1,104,390
5,600	Target Corp.	614,544
		1,718,934

Oil, Gas & Consumable Fuels - 0.3%
60,184	Southwestern Energy Co. (g)(i)	194,394
9,500	Valero Energy Corp. (g)	601,825
		796,219

Pharmaceuticals - 2.2%
10,000	Allergan PLC (g)	1,873,400
19,900	Bristol-Myers Squibb Co.	1,210,119
7,100	Merck & Co., Inc.	563,314
43,950	Teva Pharmaceutical Industries Ltd., ADR (g)(i)	472,023
7,000	Zoetis, Inc.	905,170
		5,024,026

Road & Rail - 0.3%
4,900	Union Pacific Corp. (g)	782,971

Semiconductors & Semiconductor Equipment - 3.6%
23,000	Advanced Micro Devices, Inc. (g)(i)	1,204,970
3,300	Broadcom, Inc.	896,346
4,400	Lam Research Corp. (g)	1,123,232
35,500	Marvell Technology Group Ltd. (g)	949,270
25,300	Micron Technology, Inc. (i)	1,211,617
6,100	NVIDIA Corp. (g)	1,782,908
9,700	QUALCOMM, Inc. (g)	763,099
3,300	Texas Instruments, Inc.	383,031
		8,314,473

Software - 4.8%
4,350	Adobe, Inc. (g)(i)	1,538,334
3,000	Atlassian Corp. PLC, Class A (i)	466,470
8,500	Crowdstrike Holdings, Inc., Class A (i)	575,110
3,800	Intuit, Inc.	1,025,278
19,675	Microsoft Corp.	3,525,957
9,500	Salesforce.com, Inc. (g)(i)	1,538,525
3,900	ServiceNow, Inc. (i)	1,371,006
5,900	Workday, Inc., Class A (i)	908,010
		10,948,690

Specialty Retail - 0.7%
7,000	Home Depot, Inc.	1,538,810

Technology Hardware, Storage & Peripherals - 1.7%
11,200	Apple, Inc. (g)	3,290,560
12,700	NetApp, Inc.	555,879
		3,846,439

Textiles, Apparel & Luxury Goods - 0.5%
12,800	NIKE, Inc., Class B	1,115,904

Total Common Stock (cost-$92,345,711)		80,242,040

Principal Amount (000s)
CORPORATE BONDS & NOTES - 23.4%
Advertising - 0.1%
$320	National CineMedia LLC, 5.875%, 4/15/28 (a)(b)(g)	229,472

Aerospace & Defense - 0.6%
	TransDigm, Inc. (g),
345	5.50%, 11/15/27 (a)(b)	293,129
715	6.50%, 5/15/25	643,643
475	Triumph Group, Inc., 6.25%, 9/15/24 (a)(b)(g)	377,720
		1,314,492

Auto Components - 0.7%
625	Adient U.S. LLC, 7.00%, 5/15/26 (a)(b)(g)	624,812
365	Goodyear Tire & Rubber Co., 5.00%, 5/31/26 (g)	319,247
645	Panther BF Aggregator 2 L.P., 8.50%, 5/15/27 (a)(b)(g)	549,637
		1,493,696

Auto Manufacturers - 0.6%
	Ford Motor Co.,
155	9.00%, 4/22/25	151,513
365	9.625%, 4/22/30	359,525
445	Navistar International Corp., 6.625%, 11/1/25 (a)(b)(g)	383,990
455	Tesla, Inc., 5.30%, 8/15/25 (a)(b)(g)	447,606
		1,342,634

Building Materials - 0.2%
470	Builders FirstSource, Inc., 5.00%, 3/1/30 (a)(b)(g)	411,250

Chemicals - 0.3%
875	Tronox, Inc., 6.50%, 4/15/26 (a)(b)(g)	797,387

Commercial Services - 1.5%
350	Cenveo Corp., 6.00%, 5/15/24 (a)(b)(c)(d)(f)	6,416
475	Herc Holdings, Inc., 5.50%, 7/15/27 (a)(b)(g)	448,257
760	Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)(g)	781,090
915	RR Donnelley & Sons Co., 6.00%, 4/1/24 (g)	848,479
	United Rentals North America, Inc. (g),
310	5.25%, 1/15/30	312,217
1,000	5.50%, 7/15/25	1,017,700
		3,414,159

Computers - 0.3%
620	Dell International LLC, 7.125%, 6/15/24 (a)(b)(g)	644,397

Containers & Packaging - 0.4%
455	Berry Global, Inc., 5.625%, 7/15/27 (a)(b)(g)	472,654
380	Trivium Packaging Finance BV, 8.50%, 8/15/27 (a)(b)(g)	398,867
		871,521

Distribution/Wholesale - 0.5%
495	H&E Equipment Services, Inc., 5.625%, 9/1/25 (g)	474,111
600	Performance Food Group, Inc., 5.50%, 10/15/27 (a)(b)(g)	573,792
		1,047,903

Diversified Financial Services - 1.8%
1,779	CCF Holdings LLC, PIK 10.75%, 10.75%, 12/15/23 (a)(b)(d)(f)	664,456
1,500	Community Choice Financial Issuer LLC, 9.00%, 6/15/23 (cost—$1,500,000; purchased 9/6/18) (a)(b)(g)(h)	1,504,725
	Navient Corp.,
165	5.00%, 3/15/27	139,961
595	6.75%, 6/15/26 (g)	539,755
	Springleaf Finance Corp. (g),
460	6.625%, 1/15/28	408,089
1,000	8.25%, 10/1/23	992,300
		4,249,286

Electric Utilities - 0.3%
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25 (g)	697,300

Electronic Equipment, Instruments & Components - 0.3%
750	Energizer Holdings, Inc., 7.75%, 1/15/27 (a)(b)(g)	799,612

Engineering & Construction - 0.3%
500	AECOM, 5.875%, 10/15/24 (g)	531,600
245	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)(g)	194,469
		726,069

Entertainment - 0.7%
885	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (g)	214,613

250	Cedar Fair L.P., 5.375%, 6/1/24 (g)	235,575
450	International Game Technology PLC, 6.25%, 1/15/27 (a)(b)	439,578
500	Scientific Games International, Inc., 5.00%, 10/15/25 (a)(b)(g)	439,775
305	Stars Group Holdings BV, 7.00%, 7/15/26 (a)(b)(g)	314,958
		1,644,499

Food & Beverage - 0.8%
310	Albertsons Cos., Inc., 7.50%, 3/15/26 (a)(b)(g)	340,132
515	Kraft Heinz Foods Co., 6.50%, 2/9/40 (g)	610,275
495	Post Holdings, Inc., 5.75%, 3/1/27 (a)(b)(g)	509,627
410	U.S. Foods, Inc., 6.25%, 4/15/25 (a)(b)	421,275
		1,881,309

Food Service - 0.2%
390	Aramark Services, Inc., 5.00%, 2/1/28 (a)(b)(g)	379,275

Healthcare-Products - 0.3%
590	Avantor, Inc., 9.00%, 10/1/25 (a)(b)(g)	642,923

Healthcare-Services - 1.3%
1,000	Community Health Systems, Inc., 6.875%, 2/1/22 (g)	746,250
420	DaVita, Inc., 5.125%, 7/15/24 (g)	428,484
455	IQVIA, Inc., 5.00%, 5/15/27 (a)(b)(g)	470,010
620	Select Medical Corp., 6.25%, 8/15/26 (a)(b)(g)	594,952
	Tenet Healthcare Corp. (g),
490	6.25%, 2/1/27 (a)(b)	483,998
245	8.125%, 4/1/22	248,001
		2,971,695

Internet - 1.0%
460	Go Daddy Operating Co. LLC, 5.25%, 12/1/27 (a)(b)(g)	474,789
640	Match Group, Inc., 5.00%, 12/15/27 (a)(b)(g)	674,624
505	Netflix, Inc., 5.375%, 11/15/29 (a)(b)(g)	556,965
605	NortonLifeLock, Inc., 5.00%, 4/15/25 (a)(b)(g)	611,806
		2,318,184

Lodging - 0.2%
232	MGM Resorts International, 5.50%, 4/15/27 (g)	214,229
325	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)(g)	291,265
		505,494

Machinery-Construction & Mining - 0.1%
330	Terex Corp., 5.625%, 2/1/25 (a)(b)(g)	300,383

Media - 2.7%
	CCO Holdings LLC (a)(b)(g),
470	5.125%, 5/1/27	490,210
300	5.50%, 5/1/26	313,773
417	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (a)(b)(g)	349,321
	CSC Holdings LLC (a)(b)(g),
460	7.50%, 4/1/28	508,179
750	7.75%, 7/15/25	786,810
380	Diamond Sports Group LLC, 6.625%, 8/15/27 (a)(b)	209,817
	DISH DBS Corp. (g),
165	5.875%, 7/15/22	167,261
1,010	5.875%, 11/15/24	976,710
1,000	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)(g)	964,650
455	Meredith Corp., 6.875%, 2/1/26 (g)	389,389
845	Nexstar Broadcasting, Inc., 5.625%, 7/15/27 (a)(b)(g)	810,904
310	Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)(b)(g)	323,284
		6,290,308

Metal Fabricate/Hardware - 0.2%
470	Park-Ohio Industries, Inc., 6.625%, 4/15/27 (g)	362,887

Mining - 1.0%
430	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(b)(g)	428,301
695	Constellium SE, 6.625%, 3/1/25 (a)(b)(g)	671,544
475	Freeport-McMoRan, Inc., 5.25%, 9/1/29 (g)	471,271
170	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)(g)	154,649
500	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)(g)	483,125
		2,208,890

Miscellaneous Manufacturing - 0.1%
295	Koppers, Inc., 6.00%, 2/15/25 (a)(b)(g)	241,517

Oil, Gas & Consumable Fuels - 0.5%
1,040	Chesapeake Energy, Corp., 8.00%, 3/15/26	31,200
85	CNX Resources Corp., 7.25%, 3/14/27 (a)(b)	75,008
125	EQT Corp., 7.00%, 2/1/30	118,906
425	PBF Holding Co. LLC, 6.00%, 2/15/28 (a)(b)(g)	305,214
	Sunoco L.P.,
195	5.50%, 2/15/26 (g)	189,560
120	5.875%, 3/15/28	114,852
300	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	117,000
300	USA Compression Partners L.P., 6.875%, 9/1/27 (g)	247,395
		1,199,135

Paper & Forest Products - 0.1%
330	Mercer International, Inc., 7.375%, 1/15/25 (g)	318,516

Pharmaceuticals - 0.6%
425	Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)(b)(g)	470,496
450	Bausch Health Cos., Inc., 7.25%, 5/30/29 (a)(b)(g)	482,301
465	Horizon Therapeutics USA, Inc., 5.50%, 8/1/27 (a)(b)(g)	485,762
		1,438,559

Pipelines - 0.6%
465	Cheniere Energy Partners L.P., 5.625%, 10/1/26	446,539
365	Crestwood Midstream Partners L.P., 5.75%, 4/1/25	272,406
370	DCP Midstream Operating L.P., 5.125%, 5/15/29 (g)	277,259
	Targa Resources Partners L.P. (g),
335	6.50%, 7/15/27	303,594
120	6.875%, 1/15/29	110,802
		1,410,600

Real Estate - 0.3%
700	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (g)	673,890

Retail - 0.7%
267	Asbury Automotive Group, Inc., 4.75%, 3/1/30 (a)(b)(g)	225,375
1,000	Conn's, Inc., 7.25%, 7/15/22 (g)	682,050
610	Yum! Brands, Inc., 4.75%, 1/15/30 (a)(b)	625,036
		1,532,461

Semiconductors - 0.3%
605	Amkor Technology, Inc., 6.625%, 9/15/27 (a)(b)(g)	624,451

Software - 0.8%
1,000	j2 Cloud Services LLC, 6.00%, 7/15/25 (a)(b)(g)	1,015,200
440	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)(g)	436,203
480	SS&C Technologies, Inc., 5.50%, 9/30/27 (a)(b)(g)	494,256
		1,945,659

Telecommunications - 2.5%
	CenturyLink, Inc. (g),
490	5.125%, 12/15/26 (a)(b)	467,338
420	7.50%, 4/1/24, Ser. Y	457,884
330	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)(g)	336,085
690	CommScope Technologies LLC, 6.00%, 6/15/25 (a)(b)(g)	618,343
880	Consolidated Communications, Inc., 6.50%, 10/1/22 (g)	795,300
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (g)	1,043,040
500	Level 3 Financing, Inc., 5.375%, 5/1/25 (g)	510,100
865	Sprint Corp., 7.625%, 3/1/26 (g)	1,026,539
500	T-Mobile USA, Inc., 6.50%, 1/15/26 (g)	529,825
		5,784,454

Toys/Games/Hobbies - 0.1%
130	Mattel, Inc., 5.875%, 12/15/27 (a)(b)(g)	127,680

Transportation - 0.4%
	XPO Logistics, Inc. (a)(b)(g),
600	6.125%, 9/1/23	610,620
315	6.50%, 6/15/22	317,662
		928,282
Total Corporate Bonds & Notes (cost-$60,247,835)		53,770,229

Shares
CONVERTIBLE PREFERRED STOCK (g)- 13.3%
Banks - 3.2%
2,910	Bank of America Corp., 7.25%, Ser. L (e)	4,022,784
2,340	Wells Fargo & Co., 7.50%, Ser. L (e)	3,273,286
		7,296,070

Electric Utilities - 2.7%
75,415	NextEra Energy, Inc., 5.279%, 3/1/23	3,257,174
17,215	Sempra Energy, 6.00%, 1/15/21, Ser. A	1,761,267
23,890	Southern Co., 6.75%, 8/1/22	1,130,952
		6,149,393

Electronics - 0.5%
1,395	Fortive Corp., 5.00%, 7/1/21, Ser. A	1,157,543

Environmental Services - 0.3%
12,905	GFL Environmental Inc., 6.00%, 3/15/23	632,474

Equity Real Estate Investment Trusts (REITs) - 1.4%
2,280	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	3,176,040

Hand/Machine Tools - 0.3%
10,210	Stanley Black & Decker, Inc., 5.25%, 11/15/22	811,797

Healthcare-Products - 2.0%
22,645	Avantor, Inc., 6.25%, 5/15/22, Ser. A	1,303,899
2,880	Danaher Corp., 4.75%, 4/15/22, Ser. A	3,424,666
		4,728,565

Insurance - 0.6%
12,585	Assurant, Inc., 6.50%, 3/15/21, Ser. D	1,347,854

Pharmaceuticals - 0.5%
25,660	Elanco Animal Health, Inc., 5.00%, 2/1/23	1,180,360

Semiconductors - 1.8%
4,060	Broadcom, Inc., 8.00%, 9/30/22, Ser. A	4,130,806
Total Convertible Preferred Stock (cost-$30,771,888)		30,610,902

PREFERRED STOCK (a)(d)(f)(i)(j)- 0.5%
Media - 0.5%
532	LiveStyle, Inc., Ser. A	79,534
11,500	LiveStyle, Inc., Ser. B	975,775
1,250	LiveStyle, Inc., Ser. B	12
Total Preferred Stock (cost-$2,429,842)		1,055,321

Units
WARRANTS (a)(d)(f)(i)(j) - 0.0%
Media - 0.0%
3,000	LiveStyle, Inc., expires 11/30/21, Ser. C (cost-$0)	—	†

Principal Amount (000s)
Repurchase Agreements - 7.5%
$17,256	State Street Bank and Trust Co., dated 4/30/20, 0.00%, due 5/1/20, proceeds $17,256,000; collateralized by U.S. Treasury Notes, 1.875%, due 8/31/22, valued at $17,603,310 including accrued interest (cost-$17,256,000)	17,256,000

Total Investments, before options written (cost-$358,903,408)-148.1%	340,459,361

Total Options Written -(0.1)% (premiums received-$120,537) (i)(k)(l)	(126,749)

Total Investments, net of options written (cost-$358,782,871) (m)-148.0%	340,332,612

Other liabilities in excess of other assets-(48.0)%	(110,405,668)

Net Assets-100.0%	$229,926,944

Notes to Schedule of Investments:

^ Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. AllianzGI Diversified Income & Convertible Fund's (the "Fund") investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

†	Actual amount rounds to less than $1.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $106,796,056, representing 46.4% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $105,740,735, representing 46.0% of net assets.
(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $1,726,195, representing 0.8% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written and long-term and short-term loan financing.
(h)	Restricted. The aggregate cost of such securities is $1,500,000. The aggregate value is $1,504,726, representing 0.7% of net assets.
(i)	Non-income producing.
(j)	A member of the Fund's portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund's aggregate value of investments in LiveStyle, Inc. represents 0.5% of net assets.
(k)	Exchange traded-Chicago Board Options Exchange.
(l)	Exchange traded option contracts outstanding at April 30, 2020:

Options written contracts outstanding at April 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Adobe, Inc.	390.00 USD	5/15/20	(20)	$(2,000)	$(1,350)	$(3,400)	$2,050
Advanced Micro Devices, Inc.	70.00 USD	5/15/20	(115)	(11,500)	(575)	(11,610)	11,035
Alibaba Group Holding Ltd.	240.00 USD	5/15/20	(16)	(1,600)	(400)	(920)	520
Apple, Inc.	310.00 USD	5/15/20	(25)	(2,500)	(8,000)	(3,210)	(4,790)
Biogen, Inc.	420.00 USD	5/15/20	(8)	(800)	(340)	(1,816)	1,476
Costco Wholesale Corp.	340.00 USD	5/15/20	(12)	(1,200)	(234)	(2,034)	1,800
Crown Castle International Corp.	180.00 USD	5/15/20	(18)	(1,800)	(90)	(1,151)	1,061
Deere & Co.	170.00 USD	5/15/20	(15)	(1,500)	(60)	(1,652)	1,592
Dollar General Corp.	175.00 USD	5/15/20	(25)	(2,500)	(9,875)	(3,164)	(6,711)
DR Horton, Inc.	55.00 USD	6/19/20	(30)	(3,000)	(1,795)	(1,795)	—
Facebook, Inc.	205.00 USD	6/19/20	(60)	(6,000)	(54,900)	(21,937)	(32,963)
Fiserv, Inc.	115.00 USD	5/15/20	(25)	(2,500)	(1,188)	(2,424)	1,236
Lam Research Corp.	320.00 USD	5/15/20	(10)	(1,000)	(335)	(1,247)	912
Marvell Technology Group Ltd.	28.00 USD	5/15/20	(130)	(13,000)	(5,395)	(3,587)	(1,808)
Netflix, Inc.	550.00 USD	5/15/20	(25)	(2,500)	(1,162)	(22,931)	21,769
NVIDIA Corp.	340.00 USD	5/15/20	(40)	(4,000)	(2,280)	(14,125)	11,845
PayPal Holdings, Inc.	120.00 USD	5/15/20	(50)	(5,000)	(31,000)	(2,349)	(28,651)
PepsiCo, Inc.	141.00 USD	5/15/20	(54)	(5,400)	(1,755)	(5,484)	3,729
QUALCOMM, Inc.	95.00 USD	5/15/20	(8)	(800)	(20)	(188)	168
S&P Global, Inc.	320.00 USD	5/15/20	(10)	(1,000)	(648)	(2,129)	1,481
Salesforce.com, Inc.	185.00 USD	5/15/20	(24)	(2,400)	(312)	(773)	461
Thermo Fisher Scientific, Inc.	360.00 USD	5/15/20	(14)	(1,400)	(945)	(4,185)	3,240
Union Pacific Corp.	170.00 USD	5/15/20	(23)	(2,300)	(2,726)	(2,166)	(560)
UnitedHealth Group, Inc.	330.00 USD	5/15/20	(35)	(3,500)	(402)	(4,973)	4,571
Visa, Inc.	205.00 USD	5/15/20	(35)	(3,500)	(962)	(1,287)	325
Total options written contracts					$(126,749)	$(120,537)	$(6,212)

(m)	At April 30, 2020, the cost basis of portfolio securities for federal income tax purposes was $359,565,080. Gross unrealized appreciation was $15,850,336; gross unrealized depreciation was $35,082,804; and net unrealized depreciation was $19,232,468. The difference between book and tax cost was attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs
•	Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally acceptable in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2020 in valuing the Fund's assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/20
Investments in Securities - Assets
Convertible Bonds & Notes	—	$157,524,869	—	$157,524,869
Common Stock:
Banks	$727,776	—	$1	727,777
Media	556,924	—	1	556,925
All Other	78,957,338	—	—	78,957,338
Corporate Bonds & Notes:
Commercial Services	—	3,407,743	6,416	3,414,159
Diversified Financial Services	—	3,584,830	664,456	4,249,286
All Other	—	46,106,784	—	46,106,784
Convertible Preferred Stock	30,610,902	—	—	30,610,902
Preferred Stock	—	—	1,055,321	1,055,321
Warrants	—	—	—†	—†
Repurchase Agreements	—	17,256,000	—	17,256,000
	110,852,940	227,880,226	1,726,195	340,459,361
Investments in Securities - Liabilities
Options Written:
Market Price	(126,749)	—	—	(126,749)
Totals	$110,726,191	$227,880,226	$1,726,195	$340,332,612

† Actual amount rounds to less than $1.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2020, was as follows:

	Beginning Balance 1/31/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 4/30/20
Investments in Securities - Assets
Common Stock:
Banks	$1	$—	$—	$—	$—	$—	$—	$—	$1
Media	1	—	—	—	—	—	—	—	1
Corporate Bonds & Notes:
Commercial Services	6,416	—	—	—	—	—	—	—	6,416
Diversified Financial Services	774,754	—	—	7,756	—	(118,054)	—	—	664,456
Preferred Stock:
Media	1,230,371	—	—	—	—	(175,050)	—	—	1,055,321
Totals	$2,011,543	$—	$—	$7,756	$—	$(293,104)	$—	$—	$1,726,195

The table above may include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2020:

	Ending Balance at 4/30/20	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
Investments in Securities - Assets
Corporate Bonds & Notes:
Diversified Financial Services	$664,456	Market and Company Comparables	EV Multiples	1.10x (0.72x - 1.91x)
				3.22x (1.09x - 4.91x)
				0.63x (0.38x - 0.76x)
			Illiquidity Discount	20%
Preferred Stock:
Media
	$79,534	Market and Company Comparables	EV Multiples	0.58x (0.17x - 0.97x)
			Illiquidity Discount	1% - 30%

	$975,775	Market and Company Comparables	EV Multiples	0.58x (0.17x - 0.97x)
			Illiquidity Discount	30%

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2020 was $(293,104).

Glossary:

ADR - American Depositary Receipt

PIK - Payment-in-Kind

REIT - Real Estate Investment Trust